Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income	$ (4,308)	$ (2,280)	$ (4,139)
Net Unrealized Loss on Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, before tax	1,047	1,091	(7,375)
Tax effect	(416)	(592)	2,021
Accumulated other comprehensive (loss) income	631	499	(5,354)
Net Unrealized Loss on Securities Transferred from Available for Sale to Held to Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, before tax	(987)	(990)
Tax effect	404	404
Accumulated other comprehensive (loss) income	(583)	(586)
Fair Value Adjustments on Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, before tax	(6,834)	(3,501)	3,107
Tax effect	2,792	1,430	(1,269)
Accumulated other comprehensive (loss) income	(4,042)	(2,071)	1,838
Benefit Plan Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, before tax	(531)	(206)	(1,053)
Tax effect	217	84	430
Accumulated other comprehensive (loss) income	$ (314)	$ (122)	$ (623)